Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Segment Reporting Information [Line Items]
Total revenue	¥ 2,496,700.0	[1]	¥ 2,963,100.0	[1]	¥ 2,836,400.0	[1]
Total expenses	1,885,300.0	[2]	2,276,600.0	[2]	3,194,500.0	[2]
Income (loss) before income tax expense (benefit)	611,357		686,455		(358,094)
Net income (loss)	418,130		1,046,650		(1,120,002)
Total assets at end of fiscal year	161,985,670.0		158,351,456.0		155,083,000.0
Japan
Segment Reporting Information [Line Items]
Total revenue	1,943,100.0	[1]	2,324,300.0	[1]	1,867,300.0	[1]
Total expenses	1,627,800.0	[2]	1,907,600.0	[2]	2,424,500.0	[2]
Income (loss) before income tax expense (benefit)	315,300		416,700		(557,200)
Net income (loss)	133,700		784,500		(1,276,800)
Total assets at end of fiscal year	125,412,600.0		121,555,800.0		115,588,400.0
Americas
Segment Reporting Information [Line Items]
Total revenue	281,600.0	[1]	284,500.0	[1]	423,900.0	[1]
Total expenses	111,600.0	[2]	134,800.0	[2]	262,400.0	[2]
Income (loss) before income tax expense (benefit)	170,000		149,700		161,500
Net income (loss)	165,800		149,200		130,700
Total assets at end of fiscal year	21,795,400.0		21,951,500.0		24,995,200.0
Europe
Segment Reporting Information [Line Items]
Total revenue	128,000.0	[1]	229,600.0	[1]	347,000.0	[1]
Total expenses	69,500.0	[2]	163,000.0	[2]	364,300.0	[2]
Income (loss) before income tax expense (benefit)	58,500		66,600		(17,300)
Net income (loss)	57,500		65,500		(20,200)
Total assets at end of fiscal year	8,521,600.0		10,178,700.0		9,816,000.0
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	144,000.0	[1]	124,700.0	[1]	198,200.0	[1]
Total expenses	76,400.0	[2]	71,200.0	[2]	143,300.0	[2]
Income (loss) before income tax expense (benefit)	67,600		53,500		54,900
Net income (loss)	61,100		47,500		46,300
Total assets at end of fiscal year	¥ 6,256,100.0		¥ 4,665,500.0		¥ 4,683,400.0

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.